PREPAID EXPENSES (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 2,284	$ 22,211
Market Registration Fees
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	0	8,751
Legal Retainer
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	$ 2,284	$ 13,460